Plan Description - Vesting Schedule (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Vesting Period, One
EBP, Description of Plan [Line Items]
Years of Service	1 year
Percentage	0.00%
Vesting Period, Two
EBP, Description of Plan [Line Items]
Years of Service	1 year
Percentage	15.00%
Vesting Period, Three
EBP, Description of Plan [Line Items]
Years of Service	2 years
Percentage	30.00%
Vesting Period, Four
EBP, Description of Plan [Line Items]
Years of Service	3 years
Percentage	45.00%
Vesting Period, Five
EBP, Description of Plan [Line Items]
Years of Service	4 years
Percentage	60.00%
Vesting Period, Six
EBP, Description of Plan [Line Items]
Years of Service	5 years
Percentage	80.00%
Vesting Period, Seven
EBP, Description of Plan [Line Items]
Years of Service	6 years
Percentage	100.00%